Financial instruments (Details 2) - ARS ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables		$ 27,991	$ 34,212
Group1 member
IfrsStatementLineItems [Line Items]
Trade receivables	[1]	19,398	24,988
Group2 member
IfrsStatementLineItems [Line Items]
Trade receivables	[2]	2,230	3,234
Group3 member
IfrsStatementLineItems [Line Items]
Trade receivables	[3]	$ 6,363	$ 5,990

[1]	Relates to customers with debt to become due.
[2]	Relates to customers with past due debt from 0 to 3 months.
[3]	Relates to customers with past due debt from 3 to 12 months.